Significant accounting policies - Share-based compensation (Details)	12 Months Ended
Dec. 31, 2019
Performance shares | Tranche 2 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation arrangement vesting rights, percentage	25.00%
Performance shares | Tranche 2 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation arrangement vesting rights, percentage	150.00%
Performance Share Units (PSU) New Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Performance Share Units (PSU) New Plan | Tranche 2 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation arrangement vesting rights, percentage	0.00%
Performance Share Units (PSU) New Plan | Tranche 2 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation arrangement vesting rights, percentage	200.00%